FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	3 Months Ended
Sep. 30, 2025
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	09/30/2025	06/30/2025	09/30/2025	06/30/2025
Cash and cash equivalents	11,728,206	19,488,145	3,776,940	13,206,934
Other financial assets	52	58	1,107,281	2,040,038
Trade receivables	160,044,430	168,366,767	—	—
Other receivables (*)	24,973,136	23,975,920	—	—
Total	196,745,824	211,830,890	4,884,221	15,246,972
(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	09/30/2025	06/30/2025	09/30/2025	06/30/2025
Trade and other payables	144,018,905	141,779,322	—	3,135,008
Borrowings	138,936,050	157,926,152	—	—
Secured notes	103,603,614	102,270,445	—	—
Lease liability	15,913,114	16,411,981	—	—
Consideration for acquisition	1,163,653	1,075,234	7,530	1,083,814
Total	403,635,336	419,463,134	7,530	4,218,822

Schedule of fair value by hierarchy

Measurement at fair value at 09/30/2025	Level 1	Level 2	Level 3

Financial assets at fair value
Moolec Science S.A. shares	151,972	—	—
Other investments	955,309	—	—
Financial liability at fair value
Consideration for acquisition	7,530	—	—

Measurement at fair value at 06/30/2025	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	144,606	—	—
Moolec Science S.A. shares	976,425	—	—
Other investments	919,007	—	—
Financial liability at fair value
Trade and other payables	—	3,135,008	—
Consideration for acquisition	1,083,814	—	—

Schedule of contractual maturities of financial liabilities

			Between one
	Up to 3	3 to 12	and three
As of September 30, 2025	months	months	periods
Trade and other payables	43,324,868	52,824,723	47,869,314
Borrowings	30,244,937	54,889,081	53,802,032
Convertible notes	103,603,614	—	—
Leasing liabilities	1,072,166	2,074,101	12,766,847
Consideration for acquisition	—	815,202	355,981
Total	178,245,585	110,603,107	114,794,174

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2025	months	months	periods
Trade and other payables	35,989,362	60,443,242	48,481,726
Borrowings	78,084,912	41,643,214	38,198,026
Convertible notes	102,270,445	—	—
Leasing liabilities	1,010,540	5,873,502	9,527,939
Consideration for acquisition	—	1,761,274	397,774
Total	217,355,259	109,721,232	96,605,465

Schedule of net exposure

Net foreign currency position	09/30/2025
Amount expressed in US$	(18,505,060)